Columbia Greater China Fund
Third Quarter Report
May 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Greater China Fund, May 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 16.8%
Entertainment 2.6%
NetEase, Inc.	47,200	1,157,272
Interactive Media & Services 14.2%
Bilibili, Inc.(a)	16,380	284,052
Kuaishou Technology	39,500	230,230
Tencent Holdings Ltd.	103,000	5,596,157
Zhihu, Inc., ADR(a)	63,286	186,694
Total		6,297,133
Total Communication Services		7,454,405
Consumer Discretionary 19.8%
Automobile Components 1.3%
CALB Group Co., Ltd., Class H(a),(b)	56,700	211,592
Fuyao Glass Industry Group Co., Ltd. Class H	52,400	372,040
Total		583,632
Broadline Retail 15.0%
Alibaba Group Holding Ltd.	350,668	5,436,813
PDD Holdings, Inc., ADR(a)	14,235	1,202,003
Total		6,638,816
Hotels, Restaurants & Leisure 2.5%
Atour Lifestyle Holdings Ltd., ADR	23,248	798,336
DPC Dash Ltd.(a)	16,300	80,451
Luckin Coffee, Inc., ADR(a)	6,789	218,674
Total		1,097,461
Textiles, Apparel & Luxury Goods 1.0%
Amer Sports, Inc.(a)	12,448	442,900
Total Consumer Discretionary		8,762,809
Consumer Staples 0.9%
Beverages 0.9%
Eastroc Beverage Group Co., Ltd., Class A	18,546	390,285
Total Consumer Staples		390,285
Energy 3.6%
Energy Equipment & Services 2.5%
Yantai Jereh Oilfield Services Group Co., Ltd., Class A	52,100	1,080,644
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 1.1%
PetroChina Co., Ltd., Class H	360,000	500,451
Total Energy		1,581,095
Financials 13.6%
Banks 8.3%
China Construction Bank Corp., Class H	2,489,340	2,697,233
China Merchants Bank Co., Ltd., Class H	162,500	977,608
Total		3,674,841
Capital Markets 0.3%
Hong Kong Exchanges and Clearing Ltd.	2,800	142,968
Insurance 5.0%
AIA Group Ltd.	50,800	532,881
Ping An Insurance Group Co. of China Ltd., Class H	222,000	1,700,329
Total		2,233,210
Total Financials		6,051,019
Health Care 4.0%
Biotechnology 0.6%
Akeso, Inc.(a)	18,000	271,869
Health Care Providers & Services —%
New Horizon Health Ltd.(a),(c),(d)	287,500	0
Life Sciences Tools & Services 1.8%
WuXi Biologics Cayman, Inc.(a)	82,500	352,860
WuXi XDC Cayman, Inc.(a)	62,000	434,620
Total		787,480
Pharmaceuticals 1.6%
China Animal Healthcare Ltd.(a),(c),(d)	1,050,000	0
Hansoh Pharmaceutical Group Co., Ltd.	142,000	568,665
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class H	19,600	150,815
Total		719,480
Total Health Care		1,778,829

Columbia Greater China Fund  | 2026

Portfolio of Investments  (continued)
Columbia Greater China Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 15.3%
Electrical Equipment 8.8%
Contemporary Amperex Technology Co., Ltd., Class A	36,080	2,262,471
Dongfang Electric Corp., Ltd., Class H	43,000	176,589
Harbin Electric Co., Ltd., Class H	190,000	476,977
Sieyuan Electric Co., Ltd., Class A	33,000	985,935
Total		3,901,972
Machinery 5.9%
First Tractor Co., Ltd., Class H	182,000	192,157
Jiangsu Hengli Hydraulic Co., Ltd., Class A	12,500	201,538
Neway Valve Suzhou Co., Ltd., Class A	91,800	779,201
Weichai Power Co., Ltd., Class H	170,000	903,089
Yutong Bus Co., Ltd.	110,300	526,359
Total		2,602,344
Professional Services 0.6%
Kanzhun Ltd., ADR	20,257	274,888
Total Industrials		6,779,204
Information Technology 15.9%
Communications Equipment 1.2%
Accton Technology Corp.	3,000	229,543
FOCI Fiber Optic Communications, Inc.(a)	5,000	125,334
Zhongji Innolight Co., Ltd., Class A	1,100	187,425
Total		542,302
Electronic Equipment, Instruments & Components 4.8%
Elite Material Co., Ltd.	2,000	323,245
Unimicron Technology Corp.	35,000	1,161,401
Victory Giant Technology Huizhou Co., Ltd., Class H(a)	11,300	614,248
Total		2,098,894
IT Services 1.9%
GDS Holdings Ltd., ADR(a)	23,455	831,480
Semiconductors & Semiconductor Equipment 7.7%
ASPEED Technology, Inc.	1,000	595,142
InnoScience Suzhou Technology Holding Co., Ltd., Class H(a)	17,100	155,281
Jentech Precision Industrial Co., Ltd.	3,000	336,559
Common Stocks (continued)
Issuer	Shares	Value ($)
Montage Technology Co., Ltd., Class H(a)	9,000	458,795
Naura Technology Group Co., Ltd., Class A	2,400	223,521
Shanghai Xizhi Technology Co., Ltd., Class H(a)	210	16,507
Taiwan Semiconductor Manufacturing Co., Ltd.	22,000	1,629,877
Total		3,415,682
Software 0.3%
Beijing Kingsoft Office Software, Inc., Class A	4,197	148,256
Total Information Technology		7,036,614
Materials 6.1%
Metals & Mining 6.1%
Aluminum Corp. of China Ltd., Class H	158,000	221,271
China Hongqiao Group Ltd.	239,500	858,761
CMOC Group Ltd., Class H	69,000	161,041
Zijin Gold International Co., Ltd.(a)	22,615	375,476
Zijin Mining Group Co., Ltd., Class H	258,000	1,081,593
Total		2,698,142
Total Materials		2,698,142
Real Estate 3.0%
Real Estate Management & Development 3.0%
China Resources Land Ltd.	165,000	743,100
KE Holdings, Inc., ADR	35,041	581,681
Total		1,324,781
Total Real Estate		1,324,781
Total Common Stocks (Cost $28,778,199)		43,857,183

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(e),(f)	360,859	360,715
Total Money Market Funds (Cost $360,715)		360,715
Total Investments in Securities (Cost: $29,138,914)		44,217,898
Other Assets & Liabilities, Net		94,981
Net Assets		44,312,879
Columbia Greater China Fund  | 2026

Portfolio of Investments  (continued)
Columbia Greater China Fund, May 31, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2026, the total value of these securities amounted to $211,592, which represents 0.48% of total net assets.

(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2026, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at May 31, 2026.
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.741%
	123,613	11,601,299	(11,364,193)	(4)	360,715	(31)	12,736	360,859
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Greater China Fund  | 2026

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3QT158_(07/26)